Bank Loans - Schedule of Bank Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Debt [Line Items]
Short-term bank loans	¥ 1,348,166	$ 211,557	¥ 278,488
Long-term third-party bank loan guaranteed by a related party:
Current portion	0	0	74,351
Bank loan, total	¥ 1,348,166	$ 211,557	¥ 352,839